Columbia Integrated Large Cap Growth Fund
First Quarter Report
November 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Integrated Large Cap Growth Fund, November 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 10.3%
Interactive Media & Services 10.3%
Alphabet, Inc., Class A	19,828	3,349,940
Alphabet, Inc., Class C	69,679	11,879,573
Meta Platforms, Inc., Class A	25,927	14,890,395
Pinterest, Inc., Class A(a)	20,990	636,417
Total		30,756,325
Total Communication Services		30,756,325
Consumer Discretionary 16.2%
Automobiles 1.4%
Tesla, Inc.(a)	12,523	4,322,438
Broadline Retail 5.2%
Amazon.com, Inc.(a)	74,384	15,463,690
Hotels, Restaurants & Leisure 4.1%
Booking Holdings, Inc.	945	4,915,871
DoorDash, Inc., Class A(a)	17,673	3,189,623
Expedia Group, Inc.(a)	23,006	4,247,368
Total		12,352,862
Household Durables 1.1%
PulteGroup, Inc.	23,529	3,182,768
Specialty Retail 2.1%
TJX Companies, Inc. (The)	49,864	6,267,406
Textiles, Apparel & Luxury Goods 2.3%
Deckers Outdoor Corp.(a)	17,864	3,500,629
lululemon athletica, Inc.(a)	4,070	1,305,086
Tapestry, Inc.	30,759	1,915,671
Total		6,721,386
Total Consumer Discretionary		48,310,550
Consumer Staples 0.6%
Household Products 0.6%
Colgate-Palmolive Co.	11,088	1,071,434
Procter & Gamble Co. (The)	3,109	557,319
Total		1,628,753
Total Consumer Staples		1,628,753
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.5%
Oil, Gas & Consumable Fuels 0.5%
EOG Resources, Inc.	11,841	1,577,932
Total Energy		1,577,932
Financials 9.1%
Capital Markets 0.4%
Charles Schwab Corp. (The)	12,050	997,258
Consumer Finance 1.9%
American Express Co.	18,830	5,737,124
Financial Services 5.3%
Block, Inc., Class A(a)	32,764	2,901,252
MasterCard, Inc., Class A	17,348	9,245,443
PayPal Holdings, Inc.(a)	42,784	3,712,368
Total		15,859,063
Insurance 1.5%
Everest Group Ltd.	11,548	4,475,543
Total Financials		27,068,988
Health Care 9.1%
Biotechnology 3.5%
Exelixis, Inc.(a)	53,309	1,943,646
Incyte Corp.(a)	22,316	1,664,551
Neurocrine Biosciences, Inc.(a)	11,301	1,432,402
Vertex Pharmaceuticals, Inc.(a)	11,303	5,291,273
Total		10,331,872
Health Care Equipment & Supplies 0.6%
DexCom, Inc.(a)	22,615	1,763,744
Health Care Providers & Services 1.8%
Cardinal Health, Inc.	19,042	2,327,694
UnitedHealth Group, Inc.	4,922	3,003,404
Total		5,331,098
Pharmaceuticals 3.2%
Eli Lilly & Co.	12,231	9,727,926
Total Health Care		27,154,640

Columbia Integrated Large Cap Growth Fund  | 2024

Portfolio of Investments  (continued)
Columbia Integrated Large Cap Growth Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 6.6%
Aerospace & Defense 1.6%
Axon Enterprise, Inc.(a)	7,156	4,629,646
Commercial Services & Supplies 2.3%
Cintas Corp.	7,285	1,644,880
Rollins, Inc.	72,332	3,640,470
Waste Management, Inc.	6,969	1,590,465
Total		6,875,815
Construction & Engineering 0.3%
EMCOR Group, Inc.	1,943	991,163
Ground Transportation 0.9%
Uber Technologies, Inc.(a)	36,676	2,639,205
Trading Companies & Distributors 1.5%
Ferguson Enterprises, Inc.	21,061	4,547,701
Total Industrials		19,683,530
Information Technology 46.1%
Communications Equipment 2.4%
Arista Networks, Inc.(a)	7,104	2,882,945
F5, Inc.(a)	1,895	474,413
Motorola Solutions, Inc.	7,531	3,763,241
Total		7,120,599
Semiconductors & Semiconductor Equipment 16.2%
Advanced Micro Devices, Inc.(a)	13,191	1,809,475
Applied Materials, Inc.	12,417	2,169,374
Broadcom, Inc.	62,337	10,103,581
NVIDIA Corp.	202,865	28,046,086
NXP Semiconductors NV	9,461	2,170,070
QUALCOMM, Inc.	25,020	3,966,421
Total		48,265,007
Software 18.5%
Adobe, Inc.(a)	10,297	5,312,531
Autodesk, Inc.(a)	5,490	1,602,531
CommVault Systems, Inc.(a)	19,782	3,394,394
Crowdstrike Holdings, Inc., Class A(a)	8,605	2,977,072
Common Stocks (continued)
Issuer	Shares	Value ($)
Dynatrace, Inc.(a)	12,959	728,166
Gitlab, Inc., Class A(a)	22,031	1,404,476
HubSpot, Inc.(a)	3,200	2,307,360
Microsoft Corp.	50,656	21,450,790
Salesforce, Inc.	18,822	6,211,072
ServiceNow, Inc.(a)	5,062	5,312,265
Workday, Inc., Class A(a)	17,878	4,469,321
Total		55,169,978
Technology Hardware, Storage & Peripherals 9.0%
Apple, Inc.	98,170	23,298,686
Dell Technologies, Inc.	9,412	1,200,877
Pure Storage, Inc., Class A(a)	42,691	2,262,196
Total		26,761,759
Total Information Technology		137,317,343
Utilities 0.9%
Independent Power and Renewable Electricity Producers 0.9%
Vistra Corp.	16,496	2,636,721
Total Utilities		2,636,721
Total Common Stocks (Cost $130,119,405)		296,134,782

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.802%(b),(c)	1,589,379	1,589,061
Total Money Market Funds (Cost $1,588,898)		1,589,061
Total Investments in Securities (Cost: $131,708,303)		297,723,843
Other Assets & Liabilities, Net		130,384
Net Assets		297,854,227
Columbia Integrated Large Cap Growth Fund  | 2024

Portfolio of Investments  (continued)
Columbia Integrated Large Cap Growth Fund, November 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.802%
	1,227,941	11,815,558	(11,454,302)	(136)	1,589,061	608	40,321	1,589,379
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Integrated Large Cap Growth Fund  | 2024

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1QT316_08_R01_(01/25)